UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08767

UBS Money Series
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1.  Schedule of Investments

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)

US government and agency obligations—12.96%
Federal Home Loan Bank
0.065%, due 08/08/14[1]	5,000,000	4,999,937
0.070%, due 08/27/14[1]	14,000,000	13,999,292
0.070%, due 09/10/14[1]	2,000,000	1,999,844
0.095%, due 12/24/14[1]	10,000,000	9,996,174
0.120%, due 05/15/15[1]	13,000,000	12,987,563
Federal National Mortgage Association*
0.500%, due 07/02/15	5,000,000	5,013,829
US Treasury Note
0.500%, due 10/15/14	13,000,000	13,011,827
Total US government and agency obligations (cost—$62,008,466)		62,008,466

Certificates of deposit—16.72%
Banking-non-US—12.12%
Bank of Nova Scotia
0.266%, due 08/19/14[2]	5,000,000	5,000,000
Credit Industriel et Commercial
0.170%, due 09/15/14	4,000,000	4,000,000
National Australia Bank Ltd.
0.232%, due 10/06/14[2]	3,000,000	3,000,000
Natixis
0.210%, due 09/03/14[2]	5,000,000	5,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	3,000,000	3,000,000
Norinchukin Bank Ltd.
0.100%, due 08/05/14	10,000,000	10,000,000
Oversea-Chinese Banking Corp., Ltd.
0.200%, due 10/31/14	10,000,000	10,000,000
Rabobank Nederland NV
0.284%, due 10/10/14[2]	2,000,000	2,000,000
Societe Generale
0.275%, due 08/29/14[2]	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
0.150%, due 08/11/14	10,000,000	10,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	2,000,000	2,000,000
		58,000,000
Banking-US—4.60%
Branch Banking & Trust Co.
0.150%, due 09/26/14	5,000,000	5,000,000
Citibank N.A.
0.160%, due 08/06/14	5,000,000	5,000,000

UBS Liquid Assets Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)

Certificates of deposit—(concluded)
Banking-US—(concluded)
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	3,000,000	3,000,000
PNC Bank N.A.
0.230%, due 09/15/14	4,000,000	4,000,000
Wells Fargo Bank N.A.
0.210%, due 12/08/14	5,000,000	5,000,000
		22,000,000
Total certificates of deposit (cost—$80,000,000)		80,000,000

Commercial paper[1]—54.64%
Asset backed-miscellaneous—23.50%
Albion Capital Corp.
0.190%, due 08/15/14	5,000,000	4,999,630
Antalis US Funding Corp.
0.160%, due 08/04/14	5,000,000	4,999,933
Atlantic Asset Securitization LLC
0.120%, due 08/14/14	10,000,000	9,999,567
Gemini Securitization Corp. LLC
0.220%, due 08/01/14	5,000,000	5,000,000
LMA Americas LLC
0.140%, due 08/12/14	10,000,000	9,999,572
Manhattan Asset Funding Co. LLC
0.150%, due 08/05/14	5,000,000	4,999,917
0.130%, due 08/11/14	3,474,000	3,473,875
0.200%, due 08/26/14	4,000,000	3,999,444
Old Line Funding LLC
0.190%, due 09/15/14	5,000,000	4,998,812
0.220%, due 10/15/14	4,000,000	3,998,167
Regency Markets No.1 LLC
0.140%, due 08/14/14	6,000,000	5,999,697
0.140%, due 08/15/14	5,000,000	4,999,728
0.140%, due 08/20/14	2,000,000	1,999,852
Salisbury Receivables Co. LLC
0.130%, due 08/15/14	4,000,000	3,999,798
Sheffield Receivables Corp.
0.180%, due 08/14/14	5,000,000	4,999,675
Versailles Commercial Paper LLC
0.100%, due 08/01/14	6,000,000	6,000,000
Victory Receivables Corp.
0.140%, due 08/07/14	13,000,000	12,999,697
Working Capital Management Co.
0.160%, due 08/18/14	10,000,000	9,999,244
0.150%, due 09/02/14	5,000,000	4,999,333
		112,465,941

UBS Liquid Assets Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)

Commercial paper[1]—(continued)
Banking-non-US—9.82%
ASB Finance Ltd.
0.245%, due 08/25/14[2]	2,000,000	2,000,000
Australia & New Zealand Banking Group Ltd.
0.140%, due 09/05/14	10,000,000	9,998,639
Credit Suisse
0.175%, due 08/01/14	5,000,000	5,000,000
0.210%, due 08/14/14	5,000,000	4,999,621
KfW
0.090%, due 09/23/14	10,000,000	9,998,675
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 08/08/14	10,000,000	9,999,611
NRW Bank
0.100%, due 08/11/14	5,000,000	4,999,861
		46,996,407
Banking-US—7.31%
Bedford Row Funding Corp.
0.280%, due 10/09/14	3,000,000	2,998,390
Erste Finance LLC
0.160%, due 08/01/14	10,000,000	10,000,000
ING (US) Funding LLC
0.200%, due 10/16/14	10,000,000	9,995,778
Natixis US Finance Co. LLC
0.080%, due 08/01/14	12,000,000	12,000,000
		34,994,168
Energy-integrated—2.72%
CNPC Finance HK Ltd.
0.280%, due 08/06/14	9,000,000	8,999,650
0.340%, due 08/29/14	4,000,000	3,998,942
		12,998,592
Finance-captive automotive—0.63%
Toyota Motor Credit Corp.
0.210%, due 10/21/14	3,000,000	2,998,582

Finance-noncaptive diversified—1.88%
General Electric Capital Corp.
0.200%, due 08/05/14	5,000,000	4,999,889
0.210%, due 01/05/15	4,000,000	3,996,337
		8,996,226

UBS Liquid Assets Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)

Commercial paper[1]—(concluded)
Insurance-life—4.81%
MetLife Short Term Funding LLC
0.110%, due 08/19/14	8,000,000	7,999,560
0.100%, due 09/03/14	5,000,000	4,999,542
Prudential Funding LLC
0.090%, due 08/05/14	10,000,000	9,999,900
		22,999,002
Insurance-personal & casualty—2.09%
USAA Capital Corp.
0.060%, due 08/04/14	10,000,000	9,999,950

Tobacco—1.88%
Philip Morris International Co.
0.100%, due 08/06/14	3,000,000	2,999,958
0.090%, due 08/20/14	6,000,000	5,999,715
		8,999,673
Total commercial paper (cost—$261,448,541)		261,448,541

Non-US government agency—0.63%
Export Development Canada
0.150%, due 08/01/14[2,3] (cost—$3,000,000)	3,000,000	3,000,000

Short-term corporate obligation—1.67%
Banking-non-US—1.67%
Barclays Bank PLC
0.360%, due 08/07/14[4] (cost—$8,000,000)	8,000,000	8,000,000

Repurchase agreements—13.36%
Repurchase agreement dated 07/31/14 with Barclays Capital, Inc., 0.060% due 08/01/14, collateralized by $35,677,800 US Treasury Note, 2.250% due 07/31/21; (value—$35,700,099); proceeds: $35,000,058	35,000,000	35,000,000

UBS Liquid Assets Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)

Repurchase agreements—(concluded)
Repurchase agreement dated 07/31/14 with Deutsche Bank Securities, Inc., 0.090% due 08/01/14, collateralized by $23,961,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 10/24/14 and $5,111,000 Federal National Mortgage Association obligations, 0.165% due 07/25/16; (value—$29,070,595); proceeds: $28,500,071	28,500,000	28,500,000
Repurchase agreement dated 07/31/14 with State Street Bank and Trust Co., 0.000% due 08/01/14, collateralized by $438,855 US Treasury Note, 0.875% due 05/15/17; (value—$438,855); proceeds: $430,000	430,000	430,000
Total repurchase agreements (cost—$63,930,000)		63,930,000
Total investments (cost—$478,387,007 which approximates cost for federal income tax purposes)—99.98%		478,387,007
Other assets in excess of liabilities—0.02%		116,735
Net assets (applicable to 478,503,463 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		478,503,742

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	62,008,466	—	62,008,466
Certificates of deposit	—	80,000,000	—	80,000,000
Commercial paper	—	261,448,541	—	261,448,541
Non-US government agency	—	3,000,000	—	3,000,000
Short-term corporate obligation	—	8,000,000	—	8,000,000
Repurchase agreements	—	63,930,000	—	63,930,000
Total	—	478,387,007	—	478,387,007

At July 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity—38 days.

UBS Liquid Assets Fund

Schedule of investments – July 31, 2014 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of
total
investments(%)
United States	72.4
Japan	6.9
Germany	3.2
France	2.7
Australia	2.7
China	2.7
Canada	2.1
Singapore	2.1
Switzerland	2.1
United Kingdom	1.7
Finland	0.6
Netherlands	0.4
New Zealand	0.4
Total	100.0

Portfolio footnotes

*                           On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1                           Rates shown are the discount rates at date of purchase.

2                           Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.63% of net assets as of July 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                           Illiquid investment as of July 31, 2014.

UBS Money Series

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2014.

UBS Money Series

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 7/31/14 were $4,285,544,927.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 7/31/14 were $4,562,341,103.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 7/31/14 were $561,793,840.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 7/31/14 were $6,827,529,631.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 7/31/14 were $3,670,289,907.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 7/31/14 were $39,713,223.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 7/31/14 were $346,073,417.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 7/31/14 were $266,418,886.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 7/31/14 were $26,383,247.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Capital Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Capital Fund as of 7/31/14 were $1,835,650,826.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Capital Fund as of 7/31/14 were $1,277,839,445.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Capital Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Capital Fund as of 7/31/14 were $932,166,665.

(Master Trust 1940 Act File Number is 811-22078)

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2014